Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 28, 2014	Feb. 29, 2016	Jul. 08, 2014	Nov. 08, 2016	Dec. 11, 2015	Dec. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock shares outstanding							49,504	73,935
Common stock shares outstanding							117,131,407	110,468,753
Acquisition of treasury stock, value							$ 818	$ 252
Value of the exchange offer							12	11
Amount of tender offer paid in cash							(9,323)
Repurchase of preferred stock							9,323	$ 0	$ 0
Dividends undeclared
Undeclared preferred dividends							10,245
Dividends cancelled
Dividends cancelled							$ 5,063
Restricted common stock
Number of common stock issued to employees					2,540,000	1,151,052
Forfeited shares of common stock							2,908	9,319
Restricted stock units
Vested stock units							24,970	16,960	41,748
Number of stock options issued to employees						24,301
Stock options
Exercised number of shares							0	0	143,189	153,556	29,251	130,578	130,577
Vested restricted stock units					1,000,000	1,123,003
Navios Holdings
Total amount of shares issued									$ 643
First stock issuance
Exercised number of shares									15,000
Exercise price									$ 3.18
Second stock issuance
Exercised number of shares									30,303
Exercise price									$ 3.81
Third stock issuance
Exercised number of shares									19,626
Exercise price									$ 5.87
Fourth stock issuance
Exercised number of shares									55,860
Exercise price									$ 5.15
Fifth Stock Issuance
Exercised number of shares									22,400
Exercise price									$ 3.44
Series G
Number of shares issued for the exchange offer				5,449
Series H
Number of shares issued for the exchange offer				18,982
Series G and Series H ADS exchange offer
Value of the exchange offer				$ 7,893
Tender offer, stocks				7,589,176
Shares exchanged aggregate book value				$ 61,078
Repurchase of preferred stock				$ 9,323
American Depositary Shares - The Series G
Sale of Stock-net proceeds	$ 47,846
Preferred stock shares outstanding							14,551	20,000
American Depositary Shares - The Series H
Sale of Stock-net proceeds			$ 115,756
Preferred stock shares outstanding							29,018	48,000
Convertible preferred stock
Conversion of Stock, Shares converted							0	1,134
Preferred stock shares outstanding							5,935	5,935
Common Stock
Converted Shares of Common Stock								1,134,000	1,410,000
Acquisition of treasury stock, shares							948,584	199,324
Amount of tender offer paid in cash							$ 1
Tender offer, stocks							7,589,176
Preferred Stock
Conversion of Stock, Shares converted								(1,134)	(1,410)
Number of shares issued for the exchange offer							24,431
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount							$ 25,000
Acquisition of treasury stock, shares		1,147,908					948,584	199,324
Acquisition of treasury stock, value		$ 1,070					$ 818	$ 252